Transactions With Affiliates - Additional Information (details) (USD $)	12 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended																	12 Months Ended		12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	May 31, 2008 Note Receivable From Anadarko [Member]	Dec. 31, 2013 Note Receivable From Anadarko [Member]	Dec. 31, 2012 Note Receivable From Anadarko [Member]	Dec. 31, 2013 Note Payable To Anadarko [Member]	Dec. 31, 2008 Note Payable To Anadarko [Member]	Jun. 30, 2012 Senior Notes 4 Percent Due 2022 [Member]	Dec. 31, 2013 Gathering Transportation And Treating [Member]	Dec. 31, 2012 Gathering Transportation And Treating [Member]	Dec. 31, 2011 Gathering Transportation And Treating [Member]	Dec. 31, 2013 Processing [Member]	Dec. 31, 2012 Processing [Member]	Dec. 31, 2011 Processing [Member]	Dec. 31, 2013 Western Gas Partners Long Term Incentive Plan [Member]	Dec. 31, 2012 Western Gas Partners Long Term Incentive Plan [Member]	Dec. 31, 2011 Western Gas Partners Long Term Incentive Plan [Member]	Dec. 31, 2013 Anadarko Incentive Plans [Member] Western Gas Equity Partners Long Term Incentive Plan [Member]	Dec. 31, 2012 Anadarko Incentive Plans [Member] Western Gas Equity Partners Long Term Incentive Plan [Member]	Dec. 31, 2011 Anadarko Incentive Plans [Member] Western Gas Equity Partners Long Term Incentive Plan [Member]	Dec. 31, 2012 Incentive Plan [Member]	Dec. 31, 2011 Incentive Plan [Member]	Dec. 31, 2012 Incentive Plan [Member] Unit Appreciation Right [Member]	Dec. 31, 2011 Incentive Plan [Member] Unit Appreciation Right [Member]	Dec. 31, 2012 Incentive Plan [Member] Distribution Equivalent Right [Member]	Dec. 31, 2013 Independent Director [Member] Western Gas Partners Long Term Incentive Plan [Member]	Dec. 31, 2013 Anadarko [Member] Western Gas Partners Long Term Incentive Plan [Member]	Dec. 31, 2011 Year-End Adjustment [Member] Anadarko Incentive Plans [Member]
Related Party Transaction [Line Items]
Note receivable, due date							May 14, 2038
Note receivable - Anadarko	$ 260,000,000	[1]	$ 260,000,000	[1]		$ 260,000,000
Fixed annual rate for note receivable bearing interest						6.50%
The fair value of the note receivable							296,700,000	334,800,000
Debt instrument, maturity date									Aug. 02, 2013
Principal	1,420,000,000		1,170,000,000							175,000,000
Fixed interest rate											4.00%
Affiliate throughput percent												57.00%	64.00%	67.00%	56.00%	59.00%	64.00%
Phantom units vesting term																		3 years											1 year
Equity based compensation expense																		600,000	400,000	300,000	3,000,000	3,300,000	2,500,000	68,800,000	11,400,000
Unvested equity based compensation																		500,000			5,500,000									600,000
Weighted average term of unvested awards																		1 year 4 months 24 days			2 years 1 month 6 days
Partners' capital adjustment	$ 345,000		$ 3,065,000		$ (314,000)																$ 2,900,000	$ 3,200,000	$ 1,000,000								$ 9,700,000
UVR, UAR and DER Valuation																										$ 2,745.00	$ 634.00	$ 12.00

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.